Expense Example {- Fidelity® Diversified International Fund} - 10.31 Fidelity Diversified International Fund K PRO-06 - Fidelity® Diversified International Fund - Fidelity Diversified International Fund-Class K
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 96
3 years	300
5 years	520
10 years	$ 1,155